Condensed Consolidated Statements of Cash Flows - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Loss before tax	£ (11,937)	£ (19,893)
Adjustments to reconcile (loss)/profit to net cash flows:
Depreciation and impairment of property, plant and equipment	266	436
Amortization of intangible assets	138
Share-based payment expense	1,931	2,446
Net foreign exchange loss/(gain)	1,282	(2,100)
Increase in provisions and other liabilities	1,130	307
Finance income	(550)	(173)
Finance costs	1,084	1,696
Fair value remeasurement on warrants	(365)	(1,210)
Other income and expenses	0	(811)
Other non-cash movements	155	330
Working capital adjustments
(Increase)/decrease in receivables and prepayments	(5,521)	331
(Decrease)/increase in trade and other payables and accruals	(846)	1,364
Taxation	(29)	(1,529)
Net cash flows used in operating activities	(13,262)	(18,806)
Investing activities
Purchase of property, plant and equipment	0	(10)
Proceeds from intangible asset (net of transaction costs)	0	1,484
Payments to CVR holders	0	(673)
Interest earned	468	173
Payments to acquire intangible assets	(337)	0
Net cash flows from investing activities	131	974
Financing activities
Proceeds from issuance of ordinary shares	2
Interest paid	(771)
Payment of lease liabilities	(226)	(445)
Proceeds from TAP agreement	79	153
Net cash flows used in financing activities	(916)	(292)
Net decrease in cash and cash equivalents	(14,047)	(18,124)
Cash and cash equivalents at the beginning of the period	56,334	94,296
Effect of exchange rate changes on cash and cash equivalents	(174)	243
Cash and cash equivalents at the end of the period	£ 42,113	£ 76,415